Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil	12 Months Ended
Dec. 31, 2021
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
10	Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
a.	Breakdown of amounts due from financial institutions:

	12/31/2021	12/31/2020	12/31/2019
Receivable commissions and bonus	—	—	2,980
Interbank deposits	1,729,676	502,347	229,088
Interbank onlendings	322,187	22	24,029
Total	2,051,862	502,369	256,097

b.	Compulsory deposits at Central Bank of Brazil:

As of December 31, 2021 R$2,399,488 (2020: R$1,709,729; 2019 R$392,280) of the compulsory deposits were indexed to the SELIC interest rate.